Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2015	May. 13, 2015	May. 12, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)				$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)						2,200
Preferred stock, shares issued (in shares)				0	71
Preferred stock, shares outstanding (in shares)				0	71
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000			$ 1,000	$ 1,000
Preferred stock, shares issued (in shares)	100			100	1,650
Preferred stock, shares outstanding (in shares)	100			100	1,650
Preferred stock, par value (in dollars per share)	$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000			10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	150,000,000	150,000,000	75,000,000	75,000,000	75,000,000
Common stock, shares issued (in shares)	31,950,813			31,950,813	23,765,180
Common stock, shares outstanding (in shares)	31,950,813			31,950,813	23,765,180